UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund:   BlackRock MuniYield Investment Fund (MYF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

             Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$605,757
Alaska — 0.5%
Alaska Municipal Bond Bank Authority, RB (a):
5.75%, 9/01/18	975	1,037,449
5.75%, 9/01/18	25	26,598

		1,064,047
Arizona — 1.4%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 7/01/50 (b)	1,645	1,685,697
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (b)	1,070	1,073,242

		2,758,939
California — 12.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,869,691
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	710	786,176
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 2/01/42	145	159,690
California Statewide Communities Development Authority, RB, Series A (b):
Lancer Educational Student Housing Project, 5.00%, 6/01/46	1,680	1,699,505
Loma Linda University Medical Center, 5.00%, 12/01/46	405	428,883
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 6/01/36 (b)	1,360	1,390,858
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,237,498

Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT (continued):
5.25%, 5/01/33	$830	$926,172
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,000	2,100,600
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,681,665
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,620	1,918,793
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (a)	1,310	1,410,215
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	2,858,719
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,197,750
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	979,555
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	733,769
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,304,569

		25,684,108
Colorado — 1.3%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	345	344,983
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,147,440
5.50%, 11/15/30	330	375,395
5.50%, 11/15/31	400	453,696

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 5/15/37	$290	$304,308

		2,625,822
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	537,835
District of Columbia — 0.5%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 4/01/35	280	320,510
5.00%, 4/01/36	280	319,491
5.00%, 4/01/42	325	366,441

		1,006,442
Florida — 7.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	778,039
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	985	1,078,427
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,272,884
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,224,560
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	200	201,122
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	185	187,468
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,326,137
Series B, AMT, 6.25%, 10/01/38	525	623,007
Series B, AMT, 6.00%, 10/01/42	700	809,914
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,685,147

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41	$1,000	$1,068,690
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 5/01/37	240	242,606
5.38%, 5/01/47	260	263,312
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,392,720

		15,154,033
Hawaii — 1.2%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	550,427
5.25%, 8/01/26	525	590,887
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,135	1,246,616

		2,387,930
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	480	534,278
Illinois — 14.7%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,079,290
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	6,065	7,202,673
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,070,540
5.25%, 12/01/40	1,000	1,066,610
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,062,890
5.25%, 12/01/43	1,500	1,565,235
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,530,240

2	BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	$1,200	$1,306,908
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,571,133
Presence Health Network, Series C, 4.00%, 2/15/41	910	799,107
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,556,649
6.00%, 6/01/28	390	443,660
State of Illinois, GO:
5.25%, 2/01/32	2,200	2,248,752
5.50%, 7/01/33	1,000	1,040,750
5.50%, 7/01/38	415	430,110

		29,974,547
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,597,171
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (b):
6.63%, 1/15/34	170	173,563
6.75%, 1/15/43	355	362,423
6.88%, 1/15/52	515	525,743
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	700	702,058
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	4,525	4,898,222
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (b)	720	716,249

		8,975,429
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	1,260	1,281,256
5.25%, 12/01/25	865	874,844

		2,156,100
Kansas — 2.1%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 5/15/43 (c)	655	658,583

Municipal Bonds	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	$3,275	$3,581,245

		4,239,828
Louisiana — 2.3%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,734,090
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,617,593
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,259,231

		4,610,914
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,828,550
Maryland — 0.4%
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 6/01/36	585	590,622
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	275	307,329

		897,951
Massachusetts — 2.3%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	975	999,687
Series C, 5.35%, 12/01/42	1,545	1,642,876
Series F, 5.70%, 6/01/40	1,890	1,939,877

		4,582,440
Michigan — 2.7%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,052,538

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	$450	$482,297
6.00%, 10/15/18 (a)	760	814,545
6.00%, 10/15/38	40	42,674
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,970	2,159,908

		5,551,962
Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 5/15/37 (c)	170	174,791
Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	2,850	3,118,128
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,750,570

		6,868,698
New Jersey — 4.3%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	900	981,099
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	2,250	2,449,530
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,813,005
Series AA, 5.50%, 6/15/39	2,475	2,588,652

		8,832,286
New York — 1.9%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (AGM), 3.00%, 7/15/43	445	383,425
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,100	1,143,923

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,650	$1,793,335
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	475	514,739

		3,835,422
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,359,590
County of Franklin Ohio, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	260	289,632
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,000	1,146,930

		4,796,152
Oklahoma — 0.2%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	483,561
Pennsylvania — 3.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,166,493
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,062,790
Pennsylvania Turnpike Commission, RB, Sub Series A, 5.63%, 12/01/31	2,015	2,252,387
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,661,055

		6,142,725

4	BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	$1,200	$1,201,800
5.63%, 5/15/43	1,145	1,145,653

		2,347,453
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	525	560,222
Series B, 4.50%, 6/01/45	3,950	3,857,452

		4,417,674
South Carolina — 4.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,893,200
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,234,702
5.50%, 7/01/41	1,000	1,112,500
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,280	1,395,213
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,500	1,621,035

		9,256,650
Texas — 7.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien (a):
5.75%, 1/01/21	1,000	1,156,050
6.00%, 1/01/21	2,600	3,028,922
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (a)	3,515	4,053,533
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,453,397
Series H, 5.00%, 11/01/37	1,535	1,651,476
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,000	1,077,990
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	801,228

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,700	$1,914,115

		15,136,711
Utah — 0.3%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	595	668,655
Virginia — 2.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	620,609
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	985	938,754
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	870,024
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,715	1,925,293

		4,354,680
Wisconsin — 2.8%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 5/15/52 (b)	1,015	1,052,687
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/19 (a)	3,290	3,550,009
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,155	1,165,014

		5,767,710
Total Municipal Bonds — 93.0%		189,260,080

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,080	1,114,906

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California — 21.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	$2,681	$2,916,235
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(e)	4,200	4,465,188
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/20 (a)	6,000	6,733,140
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/22 (a)(e)	5,251	5,937,837
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	7,697	8,551,859
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	852,212
Sacramento Area Flood Control Agency, Special Assessment Bonds, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	1,980	2,246,637
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/19 (a)	8,412	9,247,215
University of California, RB, 5.75%, 5/15/34 (b)(f)	3,001	3,287,347

		44,237,670
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (e)	2,149	2,232,119
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	2,804	3,112,668
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (a)	3,507	3,733,573

		6,846,241

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	$3,869	$4,070,567
Illinois — 3.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	5,300	5,629,925
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,750	1,804,189

		7,434,114
Nevada — 9.0%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	5,000	5,297,900
Series B, 5.50%, 7/01/19	5,668	6,206,520
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,835,791

		18,340,211
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(e)	2,159	2,348,081
New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,171	2,248,719
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,086,400
Series B, 5.25%, 6/15/36 (e)	1,000	1,023,246

		7,358,365
New York — 16.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	4,977,009
Series FF, 5.00%, 6/15/45	3,859	4,312,612
Series FF-2, 5.50%, 6/15/40	2,505	2,728,221

6	BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$2,499	$2,660,693
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,290	1,465,810
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	3,000	3,404,071
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,925,227
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	2,560	2,914,456
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,122,370

		33,510,469
Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,741,651
South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19 (e)	258	277,566
5.50%, 1/01/19	2,986	3,209,447

		3,487,013
Texas — 7.0%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(e)	3,989	4,277,690
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,885,082

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	$3,480	$4,002,765

		14,165,537
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,121,607
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	612	661,280
5.50%, 5/15/35	1,137	1,228,573

		1,889,853
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 74.2%		150,898,404
Total Long-Term Investments (Cost — $315,578,112) — 167.2%		340,158,484

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	602,804	602,925
Total Short-Term Securities (Cost — $602,925) — 0.3%		602,925
Total Investments (Cost — $316,181,037) — 167.5%		340,761,409
Other Assets Less Liabilities — 1.5%		2,907,998
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.8)%		(81,044,177)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.2)%		(59,224,956)

Net Assets Applicable to Common Shares — 100.0%		$203,400,274

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$235,734,144

Gross unrealized appreciation		$25,259,625
Gross unrealized depreciation		(1,092,557)

Net unrealized appreciation		$24,167,068

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2017 to November 15, 2019, is $18,113,292.

(f)	Variable rate security. Rate as of period end.

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1	602,803	602,804	$602,925	$2,191	$170	—
[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(40)	5-Year U.S. Treasury Note	June 2017	$4,736,250	$ (18,537)
(49)	10-Year U.S. Treasury Note	June 2017	$6,160,219	(43,592)
(28)	Long U.S. Treasury Bond	June 2017	$4,283,125	(48,535)
(7)	Ultra U.S. Treasury Bond	June 2017	$1,140,562	(11,323)
Total				$ (121,987)

8	BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
OTC	Over-the-Counter
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017	9

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$340,158,484	—	$340,158,484
Short-Term Securities	$602,925	—	—	602,925

Total	$602,925	$340,158,484	—	$340,761,409

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(121,987)	—	—	$(121,987)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(80,860,197)	—	$(80,860,197)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

Total	—	$(140,260,197)	—	$(140,260,197)

During the period ended April 30, 2017, there were no transfers between levels.

10	BLACKROCK MUNIYIELD INVESTMENT FUND	APRIL 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2017